SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Directors Fees	$ 21	$ 33	$ 32
Consulting Fees / Salaries	1,773	1,382	1,656
Share based awards	9,064	346	263
Total	10,858	1,761	1,951
Amounts owing by (to) as of related parties	(129)	(76)	(142)
Chairman and Former CEO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries	578	730
Share based awards
Total	578	730
Amounts owing by (to) as of related parties	(61)	(44)
Director and CEO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries	1,161	543
Share based awards	9,035	249
Total	10,196	792
Amounts owing by (to) as of related parties	(63)	(27)	462
CFO [member]
IfrsStatementLineItems [Line Items]
Directors Fees		14
Consulting Fees / Salaries	34	19	96
Share based awards	8	34
Total	42	67	96
Amounts owing by (to) as of related parties	(3)	(2)	(9)
Directors [member]
IfrsStatementLineItems [Line Items]
Directors Fees	21	19	32
Consulting Fees / Salaries			325
Share based awards	21	63	263
Total	42	82	620
Amounts owing by (to) as of related parties	$ (2)	(4)	(30)
Former CEO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries		90
Share based awards
Total		90
Amounts owing by (to) as of related parties
Company controlled by CEO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries			1,235
Share based awards
Total			1,235
Amounts owing by (to) as of related parties			$ (103)